LVIP BlackRock Scientific Allocation Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–46.92%
U.S. MARKETS–25.87%
Aerospace & Defense–0.37%
Boeing	205	$ 78,191
Curtiss-Wright	76	8,614
HEICO	63	5,977
Raytheon	920	167,513
		260,295
Auto Components–0.01%
Dana	514	9,118
		9,118
Banks–2.52%
Bank of America	4,551	125,562
Bank of Hawaii	137	10,805
BB&T	6,047	281,367
Citigroup	3,102	193,006
Citizens Financial Group	6,648	216,060
Cullen/Frost Bankers	121	11,746
Fifth Third Bancorp	531	13,392
First Horizon National	677	9,464
Huntington Bancshares	1,631	20,681
IBERIABANK	66	4,733
JPMorgan Chase & Co.	3,416	345,802
PacWest Bancorp	1,167	43,891
Prosperity Bancshares	227	15,677
Regions Financial	1,276	18,055
SunTrust Banks	155	9,184
Synovus Financial	162	5,566
†Texas Capital Bancshares	180	9,826
Umpqua Holdings	759	12,524
Webster Financial	188	9,526
Wells Fargo & Co.	8,335	402,747
		1,759,614
Beverages–0.21%
Constellation Brands Class A	77	13,500
PepsiCo	1,082	132,599
		146,099
Biotechnology–0.71%
AbbVie	1,220	98,320
†Alexion Pharmaceuticals	177	23,927
†Alkermes	170	6,203
†Alnylam Pharmaceuticals	92	8,597
Amgen	501	95,180
†Biogen	152	35,930
†BioMarin Pharmaceutical	192	17,055
†Celgene	582	54,906
Gilead Sciences	1,006	65,400
†Incyte	190	16,342
†Regeneron Pharmaceuticals	60	24,637
†Seattle Genetics	111	8,130
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†United Therapeutics	49	$ 5,751
†Vertex Pharmaceuticals	212	38,998
		499,376
Building Products–0.08%
Allegion	122	11,067
Fortune Brands Home & Security	959	45,658
		56,725
Capital Markets–0.68%
Charles Schwab	2,965	126,783
Evercore Class A	167	15,197
FactSet Research Systems	86	21,351
Moelis & Co. Class A	160	6,658
Morgan Stanley	7,230	305,106
		475,095
Chemicals–0.03%
Cabot	120	4,996
WR Grace & Co.	175	13,657
		18,653
Commercial Services & Supplies–0.02%
KAR Auction Services	273	14,008
		14,008
Communications Equipment–0.15%
Cisco Systems	375	20,246
Motorola Solutions	591	82,988
		103,234
Consumer Finance–0.66%
American Express	2,035	222,425
Capital One Financial	1,282	104,727
Discover Financial Services	1,691	120,332
Synchrony Financial	387	12,345
		459,829
Containers & Packaging–0.27%
Smurfit Kappa Group	145	4,052
WestRock	4,754	182,316
		186,368
Diversified Consumer Services–0.05%
H&R Block	1,607	38,472
		38,472
Diversified Telecommunication Services–0.07%
Verizon Communications	879	51,975
		51,975
LVIP BlackRock Scientific Allocation Fund–1

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Electric Utilities–0.22%
IDACORP	119	$ 11,845
OGE Energy	145	6,252
PNM Resources	271	12,829
Portland General Electric	584	30,275
PPL	2,948	93,570
		154,771
Electrical Equipment–0.27%
Eaton	78	6,284
Hubbell	111	13,096
Rockwell Automation	948	166,336
		185,716
Electronic Equipment, Instruments & Components–0.13%
CDW	571	55,027
National Instruments	209	9,271
†Zebra Technologies Class A	112	23,468
		87,766
Energy Equipment & Services–0.05%
Halliburton	1,242	36,391
		36,391
Entertainment–0.07%
Cinemark Holdings	477	19,075
†Netflix	46	16,402
†Zynga Class A	2,953	15,739
		51,216
Equity Real Estate Investment Trusts–1.07%
Apartment Investment & Management Class A	266	13,377
Boston Properties	76	10,175
Brixmor Property Group	960	17,635
CoreSite Realty	124	13,271
CyrusOne	201	10,541
Equity LifeStyle Properties	107	12,230
Highwoods Properties	249	11,648
Host Hotels & Resorts	3,116	58,892
Kilroy Realty	159	12,078
Lamar Advertising Class A	161	12,761
Outfront Media	456	10,670
Park Hotels & Resorts	2,164	67,257
Prologis	3,352	241,176
Realty Income	208	15,301
RLJ Lodging Trust	1,716	30,150
Simon Property Group	730	133,013
SL Green Realty	284	25,537
Spirit Realty Capital	435	17,283
STAG Industrial	399	11,830
Sunstone Hotel Investors	627	9,029
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Equity Real Estate Investment Trusts (continued)
Weingarten Realty Investors	498	$ 14,626
		748,480
Food & Staples Retailing–0.09%
Costco Wholesale	274	66,346
		66,346
Food Products–0.32%
Archer-Daniels-Midland	963	41,534
Hershey	137	15,732
JBS	14,058	57,951
JM Smucker	96	11,184
Kellogg	943	54,109
†Pilgrim's Pride	1,794	39,988
		220,498
Gas Utilities–0.11%
Atmos Energy	717	73,801
		73,801
Health Care Equipment & Supplies–0.70%
Danaher	581	76,704
†DexCom	79	9,409
Hill-Rom Holdings	185	19,584
†IDEXX Laboratories	465	103,974
†Masimo	509	70,385
Medtronic	1,656	150,828
STERIS	130	16,644
Stryker	227	44,837
		492,365
Health Care Providers & Services–0.98%
AmerisourceBergen	1,025	81,508
Cardinal Health	444	21,378
Humana	172	45,752
McKesson	480	56,189
†MEDNAX	280	7,608
Quest Diagnostics	915	82,277
UnitedHealth Group	1,584	391,660
		686,372
Health Care Technology–0.09%
†Cerner	859	49,144
†Veeva Systems Class A	105	13,320
		62,464
Hotels, Restaurants & Leisure–0.71%
Carnival	2,647	134,256
Carnival (London Stock Exchange)	1,494	73,845
Cracker Barrel Old Country Store	39	6,303

LVIP BlackRock Scientific Allocation Fund–2

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants	923	$ 112,117
Domino's Pizza	291	75,107
Dunkin' Brands Group	257	19,301
Extended Stay America	930	16,693
Las Vegas Sands	354	21,580
†Planet Fitness Class A	390	26,801
Six Flags Entertainment	216	10,659
		496,662
Household Durables–0.01%
Garmin	53	4,577
		4,577
Insurance–1.31%
Allstate	3,181	299,587
American Financial Group	76	7,312
CNA Financial	3,417	148,127
First American Financial	273	14,059
Hartford Financial Services Group	1,135	56,432
MetLife	1,037	44,145
Principal Financial Group	1,076	54,004
Prudential Financial	1,761	161,801
Travelers	461	63,231
Unum Group	1,957	66,205
		914,903
Interactive Media & Services–0.83%
†Alphabet Class A	127	149,465
†Alphabet Class C	136	159,570
†Facebook Class A	1,428	238,033
Match Group	361	20,436
†Yelp	351	12,110
		579,614
Internet & Direct Marketing Retail–0.98%
†Amazon.com	384	683,808
		683,808
IT Services–1.85%
Alliance Data Systems	80	13,998
Amdocs	369	19,966
Automatic Data Processing	849	135,619
Booz Allen Hamilton Holding	1,771	102,966
Fidelity National Information Services	1,417	160,263
Genpact	437	15,374
†GoDaddy Class A	1,331	100,078
Mastercard Class A	1,076	253,344
Paychex	531	42,586
Total System Services	283	26,888
†VeriSign	543	98,587
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
Visa Class A	1,919	$ 299,729
Western Union	1,293	23,882
		1,293,280
Leisure Products–0.01%
BRP	234	6,493
		6,493
Life Sciences Tools & Services–0.25%
Agilent Technologies	1,939	155,857
†ICON	153	20,897
		176,754
Machinery–0.50%
Crane	156	13,201
Ingersoll-Rand	1,249	134,829
PACCAR	381	25,961
Snap-on	1,058	165,598
Timken	193	8,419
		348,008
Media–0.90%
Altice USA Class A	721	15,487
†AMC Networks Class A	254	14,417
Comcast Class A	6,770	270,664
Interpublic Group	10,473	220,038
New York Times Class A	307	10,085
Sinclair Broadcast Group Class A	500	19,240
Sirius XM Holdings	14,189	80,452
		630,383
Metals & Mining–0.03%
Reliance Steel & Aluminum	133	12,004
Steel Dynamics	318	11,216
		23,220
Multiline Retail–0.53%
Kohl's	1,432	98,479
Nordstrom	725	32,175
Target	3,011	241,663
		372,317
Multi-Utilities–0.34%
Avista	300	12,186
CenterPoint Energy	4,568	140,238
CMS Energy	1,334	74,090
MDU Resources Group	432	11,159
		237,673
Oil, Gas & Consumable Fuels–1.40%
Anadarko Petroleum	2,441	111,017

LVIP BlackRock Scientific Allocation Fund–3

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Chevron	2,794	$ 344,165
†CNX Resources	1,306	14,066
ConocoPhillips	3,331	222,311
Exxon Mobil	678	54,782
Kinder Morgan	5,271	105,473
Murphy Oil	480	14,064
Phillips 66	1,109	105,543
Valero Energy	127	10,773
		982,194
Personal Products–0.17%
Estee Lauder Class A	582	96,350
†Herbalife Nutrition	291	15,420
Nu Skin Enterprises Class A	160	7,658
		119,428
Pharmaceuticals–1.10%
Bristol-Myers Squibb	1,097	52,338
Johnson & Johnson	3,214	449,285
Merck & Co.	2,130	177,152
Zoetis	878	88,388
		767,163
Professional Services–0.05%
Insperity	108	13,355
ManpowerGroup	167	13,809
Robert Half International	159	10,361
		37,525
Road & Rail–0.21%
Landstar System	314	34,349
†Lyft Class A	1,126	81,072
Ryder System	474	29,383
		144,804
Semiconductors & Semiconductor Equipment–0.60%
Applied Materials	993	39,382
Broadcom	496	149,152
Intel	988	53,056
QUALCOMM	1,668	95,126
Texas Instruments	758	80,401
		417,117
Software–1.97%
†Atlassian Class A	138	15,510
†Box Class A	409	7,898
†Cornerstone OnDemand	219	11,997
†Dropbox Class A	463	10,093
†HubSpot	117	19,447
Intuit	687	179,589
LogMeIn	259	20,746
Microsoft	3,580	422,225
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Software (continued)
†New Relic	153	$ 15,101
Oracle	4,196	225,367
†RingCentral Class A	132	14,230
†salesforce.com	2,202	348,731
†ServiceNow	95	23,416
†Tableau Software Class A	132	16,801
VMware Class A	140	25,271
†Zendesk	262	22,270
		1,378,692
Specialty Retail–0.26%
American Eagle Outfitters	869	19,266
†Five Below	103	12,798
Home Depot	539	103,429
Penske Automotive Group	189	8,439
TJX	670	35,650
		179,582
Technology Hardware, Storage & Peripherals–1.05%
Apple	2,696	512,105
†Dell Technologies Class C	1,258	73,832
HP	7,238	140,635
†Pure Storage Class A	413	8,999
		735,571
Textiles, Apparel & Luxury Goods–0.58%
Columbia Sportswear	112	11,668
†Lululemon Athletica	104	17,043
NIKE Class B	3,653	307,619
VF	785	68,224
		404,554
Tobacco–0.25%
Philip Morris International	2,006	177,310
		177,310
Trading Companies & Distributors–0.02%
Watsco	82	11,743
		11,743
Transportation Infrastructure–0.02%
Macquarie Infrastructure	275	11,335
		11,335
Wireless Telecommunication Services–0.01%
Telephone & Data Systems	325	9,987
		9,987
Total U.S. Markets (Cost $15,906,251)		18,089,744

LVIP BlackRock Scientific Allocation Fund–4

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS–15.85%
Aerospace & Defense–0.26%
MTU Aero Engines	236	$ 53,492
QinetiQ Group	22,848	89,723
Thales	301	36,063
		179,278
Airlines–0.18%
Qantas Airways	31,848	128,154
		128,154
Auto Components–0.22%
Cie Generale des Etablissements Michelin	894	105,621
Cie Plastic Omnium	644	17,157
Faurecia	675	28,414
		151,192
Automobiles–0.22%
Ferrari	926	124,407
Peugeot	1,220	29,770
		154,177
Banks–1.13%
Banco Bilbao Vizcaya Argentaria	3,921	22,404
Bank Hapoalim	2,543	16,900
Bank of Nova Scotia	3,074	163,643
BOC Hong Kong Holdings	3,500	14,525
Chiba Bank	1,000	5,438
DNB	2,141	39,437
†First International Bank Of Israel	562	13,269
Gunma Bank	1,200	4,547
Hokuhoku Financial Group	300	3,127
Mediobanca Banca di Credito Finanziario	2,308	24,031
Mitsubishi UFJ Financial Group	6,600	32,642
National Australia Bank	2,088	37,517
Resona Holdings	21,000	90,974
Sumitomo Mitsui Financial Group	3,700	129,569
Sumitomo Mitsui Trust Holdings	400	14,376
†Suruga Bank	5,900	27,370
Toronto-Dominion Bank	2,809	152,437
		792,206
Beverages–0.72%
Carlsberg Class B	1,471	183,946
Diageo	4,767	195,075
Fevertree Drinks	300	11,808
Kirin Holdings	300	7,177
Pernod Ricard	524	94,090
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages (continued)
Royal Unibrew	171	$ 12,628
		504,724
Biotechnology–0.10%
CSL	388	53,836
†Genmab	49	8,503
Grifols	280	7,851
		70,190
Building Products–0.08%
Cie de Saint-Gobain	1,288	46,701
Kingspan Group	130	6,024
		52,725
Capital Markets–0.19%
Deutsche Boerse	488	62,571
Euronext	222	14,085
IG Group Holdings	1,454	9,853
Jupiter Fund Management	770	3,629
Macquarie Group	264	24,313
Magellan Financial Group	347	9,000
Man Group	3,850	6,820
Reinet Investments	88	1,505
		131,776
Chemicals–0.65%
Arkema	76	7,250
DIC	100	2,930
Evonik Industries	414	11,298
Koninklijke DSM	1,534	167,336
Lintec	200	4,336
Mitsubishi Chemical Holdings	19,500	137,721
Nippon Shokubai	100	6,541
Shin-Etsu Chemical	400	33,659
Sumitomo Chemical	12,000	56,020
Tosoh	500	7,802
Ube Industries	400	8,248
Zeon	1,000	10,167
		453,308
Commercial Services & Supplies–0.05%
Rentokil Initial	4,078	18,785
Toppan Printing	1,000	15,133
		33,918
Construction & Engineering–0.32%
CIMIC Group	664	22,808
HOCHTIEF	1,268	183,723
Maeda	1,000	9,946
Penta-Ocean Construction	1,100	5,108
WSP Global	62	3,388
		224,973

LVIP BlackRock Scientific Allocation Fund–5

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction Materials–0.02%
CSR	2,703	$ 6,384
Wienerberger	344	7,306
		13,690
Consumer Finance–0.10%
Hitachi Capital	2,900	67,349
		67,349
Distributors–0.01%
Inchcape	1,014	7,545
		7,545
Diversified Financial Services–0.01%
Tokyo Century	100	4,358
		4,358
Diversified Telecommunication Services–1.15%
BCE	6,152	273,177
Koninklijke KPN	14,140	44,886
Nippon Telegraph & Telephone	3,800	161,998
†Sunrise Communications Group	115	8,469
Telefonica	3,574	29,939
Telenor	13,601	272,346
Telstra	6,722	15,851
		806,666
Electric Utilities–0.42%
Chubu Electric Power	3,600	56,279
Emera	695	25,988
Endesa	2,925	74,647
Fortis	987	36,479
Red Electrica	433	9,230
Terna Rete Elettrica Nazionale	12,672	80,427
Verbund	198	9,509
		292,559
Electrical Equipment–0.03%
Schneider Electric	283	22,212
		22,212
Electronic Equipment, Instruments & Components–0.03%
Electrocomponents	1,124	8,232
Japan Aviation Electronics Industry	1,000	13,974
		22,206
Energy Equipment & Services–0.08%
Petrofac	1,285	8,192
†Saipem	3,828	20,271
Subsea 7	1,507	18,666
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services (continued)
TGS NOPEC Geophysical	292	$ 7,975
		55,104
Equity Real Estate Investment Trusts–0.01%
Stockland	1,818	4,973
		4,973
Food & Staples Retailing–0.46%
Alimentation Couche-Tard Class B	378	22,267
Axfood	524	9,754
Kesko Class B	238	14,489
Koninklijke Ahold Delhaize	9,867	262,697
Sundrug	300	8,280
Welcia Holdings	100	3,397
		320,884
Food Products–0.60%
†a2 Milk	451	4,413
Danone	799	61,524
Leroy Seafood Group	2,050	14,894
Nestle	2,278	217,208
NH Foods	500	18,016
Salmar	237	11,384
Suedzucker	521	6,658
Tate & Lyle	1,096	10,366
Uni-President Enterprises	32,000	77,759
		422,222
Gas Utilities–0.00%
†Towngas China	2,000	1,573
		1,573
Health Care Equipment & Supplies–0.08%
Asahi Intecc	100	4,710
Cochlear	335	41,306
GN Store Nord	229	10,635
		56,651
Health Care Providers & Services–0.02%
Miraca Holdings	500	12,430
NMC Health	123	3,666
		16,096
Hotels, Restaurants & Leisure–0.24%
Aristocrat Leisure	5,784	100,877
Compass Group	1,909	44,916
Melia Hotels International	465	4,319
Playtech	946	5,361
Restaurant Brands International	171	11,125

LVIP BlackRock Scientific Allocation Fund–6

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Hotels, Restaurants & Leisure (continued)
William Hill	2,278	$ 4,766
		171,364
Household Durables–0.03%
Fujitsu General	500	7,089
Haseko	800	10,083
Iida Group Holdings	100	1,814
Sumitomo Forestry	400	5,568
		24,554
Household Products–0.02%
Lion	500	10,537
Pigeon	100	4,103
		14,640
Independent Power and Renewable Electricity Producers–0.02%
Northland Power	685	12,097
		12,097
Industrial Conglomerates–0.10%
Siemens	673	72,376
		72,376
Insurance–0.66%
Allianz	634	141,285
Assicurazioni Generali	308	5,710
AXA	1,478	37,173
Direct Line Insurance Group	1,485	6,831
Helvetia Holding	17	10,384
Legal & General Group	3,499	12,557
Manulife Financial	4,355	73,651
Power Financial	1,547	36,141
Sun Life Financial	1,556	59,779
Talanx	795	30,683
Tokio Marine Holdings	500	24,223
Topdanmark	251	12,540
Unipol Gruppo	1,553	7,747
Vienna Insurance Group	181	4,650
		463,354
Interactive Media & Services–0.02%
Rightmove	1,930	12,833
		12,833
Internet & Direct Marketing Retail–0.01%
Moneysupermarket.com Group	1,236	5,993
		5,993
IT Services–0.24%
†Adyen	103	80,788
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
IT Services (continued)
Capgemini	169	$ 20,507
Itochu Techno-Solutions	400	9,359
Obic	400	40,450
†Wix.com	138	16,674
		167,778
Life Sciences Tools & Services–0.02%
†Evotec	421	11,217
Sartorius Stedim Biotech	51	6,462
		17,679
Machinery–0.25%
Cargotec	223	8,227
Georg Fischer	23	20,969
Glory	100	2,404
Kone Class B	867	43,791
OC Oerlikon	512	6,558
Spirax-Sarco Engineering	176	16,494
Valmet	533	13,504
Volvo Class B	3,969	61,584
		173,531
Media–0.11%
†Altice Europe Class B	297	776
Fuji Media Holdings	500	6,907
Lagardere SCA	366	9,418
Mediaset Espana Comunicacion	5,470	40,875
Nippon Television Holdings	400	6,005
Quebecor Class B	470	11,522
		75,503
Metals & Mining–0.63%
Anglo American (London Stock Exchange)	4,046	108,216
Aurubis	235	12,606
BHP Group	7,798	213,145
Centamin	3,479	4,034
Dowa Holdings	800	26,343
Evolution Mining	4,480	11,643
Franco-Nevada Corp.	163	12,220
Kirkland Lake Gold	287	8,728
†MMG	8,000	3,258
Northern Star Resources	1,455	9,244
OZ Minerals	1,087	8,199
Regis Resources	2,046	7,699
Salzgitter	236	6,835
SSAB Class A	2,515	9,059
		441,229
Multiline Retail–0.04%
Wesfarmers	1,181	29,082
		29,082

LVIP BlackRock Scientific Allocation Fund–7

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multi-Utilities–0.19%
A2A	6,933	$ 12,667
E.ON	1,092	12,152
Hera	3,890	14,078
National Grid	8,605	95,518
		134,415
Oil, Gas & Consumable Fuels–0.86%
Aker BP	394	14,051
Beach Energy	3,414	4,982
BP	11,414	82,882
Enbridge	2,790	101,048
Enerplus	1,146	9,605
Eni	2,124	37,528
Japan Petroleum Exploration	200	4,308
JXTG Holdings	23,100	105,450
Neste	146	15,564
OMV	854	46,373
Royal Dutch Shell Class A	1,644	51,664
Royal Dutch Shell Class B	913	28,856
Suncor Energy	2,665	86,371
Woodside Petroleum	431	10,581
		599,263
Paper & Forest Products–0.11%
Svenska Cellulosa SCA Class B	7,854	68,195
UPM-Kymmene	350	10,222
		78,417
Personal Products–0.50%
L'Oreal	1,169	314,801
Unilever	563	32,408
		347,209
Pharmaceuticals–1.64%
Astellas Pharma	15,800	237,407
GlaxoSmithKline	5,296	110,029
Kaken Pharmaceutical	300	13,665
Linde	115	25,368
Novartis	2,698	259,330
Roche Holding	1,504	414,435
UCB	1,031	88,565
		1,148,799
Professional Services–0.48%
Intertek Group	1,912	121,124
Thomson Reuters	201	11,893
Wolters Kluwer	2,985	203,365
		336,382
Real Estate Management & Development–0.10%
CapitaLand	4,800	12,951
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Management & Development (continued)
Daito Trust Construction	300	$ 41,856
TAG Immobilien	516	12,744
		67,551
Road & Rail–0.19%
ComfortDelGro	30,700	58,350
East Japan Railway	600	57,940
Sotetsu Holdings	200	6,159
TFI International	291	8,595
		131,044
Semiconductors & Semiconductor Equipment–0.17%
Advantest	1,100	25,693
ASML Holding	55	10,337
BE Semiconductor Industries	355	9,478
†Dialog Semiconductor	414	12,626
Tokyo Electron	400	58,023
Ulvac	200	5,813
		121,970
Software–0.38%
†Check Point Software Technologies	274	34,658
SAP	1,936	223,811
Software	216	7,311
		265,780
Specialty Retail–0.02%
Dixons Carphone	4,400	8,417
WH Smith	143	3,956
		12,373
Technology Hardware, Storage & Peripherals–0.16%
Logitech International	2,906	114,125
		114,125
Textiles, Apparel & Luxury Goods–0.57%
adidas	460	111,882
Christian Dior SE	30	14,299
Kering	216	123,898
Moncler	3,165	127,738
Puma	36	20,878
		398,695
Tobacco–0.57%
Imperial Brands	2,843	97,251
Japan Tobacco	9,000	222,910
Swedish Match	1,481	75,565
		395,726
Trading Companies & Distributors–0.11%
ITOCHU	700	12,686

LVIP BlackRock Scientific Allocation Fund–8

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Trading Companies & Distributors (continued)
Mitsui & Co.	4,000	$ 62,242
		74,928
Wireless Telecommunication Services–0.27%
KDDI	1,000	21,538
NTT DOCOMO	6,100	135,198
Vodafone Group	16,589	30,229
		186,965
Total Developed Markets (Cost $10,618,192)		11,086,364
×EMERGING MARKETS–5.20%
Air Freight & Logistics–0.00%
Sinotrans Class H	4,000	1,720
		1,720
Airlines–0.01%
China Eastern Airlines Class H	12,000	8,516
		8,516
Auto Components–0.01%
Apollo Tyres	2,002	6,429
		6,429
Automobiles–0.05%
BAIC Motor Class H	5,500	3,600
Dongfeng Motor Group Class H	8,000	8,026
Geely Automobile Holdings	6,000	11,514
†Tata Motors	5,807	14,611
		37,751
Banks–0.24%
Agricultural Bank of China Class H	19,000	8,783
Banco del Bajio	700	1,390
Banco do Brasil	1,665	20,616
Bank of China Class H	49,000	22,269
China Construction Bank Class H	29,000	24,893
CTBC Financial Holding	10,000	6,641
Dah Sing Banking Group	2,000	3,760
Industrial & Commercial Bank of China Class H	39,000	28,641
OTP Bank	793	34,960
Turkiye Is Bankasi Class C	15,685	15,556
		167,509
Beverages–0.06%
Ambev	9,100	39,116
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages (continued)
Fraser & Neave Holdings	300	$ 2,563
		41,679
Biotechnology–0.02%
†Celltrion	91	14,551
		14,551
Capital Markets–0.05%
China Cinda Asset Management Class H	31,000	8,621
China International Capital Class H	2,800	6,500
Edelweiss Financial Services	550	1,568
Guotai Junan Securities Class H	6,200	13,815
Yuanta Financial Holding	6,000	3,422
		33,926
Chemicals–0.05%
Pidilite Industries	309	5,556
PTT Global Chemical NVDR	15,200	32,284
		37,840
Construction & Engineering–0.23%
China Communications Construction Class H	78,000	80,840
China Railway Construction Class H	52,000	68,250
Metallurgical Corp. of China Class H	23,000	6,809
Sinopec Engineering Group Class H	3,000	2,934
		158,833
Construction Materials–0.08%
Anhui Conch Cement Class H	7,000	42,832
BBMG Class H	10,000	3,677
†Cemex	16,770	7,828
China Resources Cement Holdings	4,000	4,144
		58,481
Consumer Finance–0.01%
Ujjivan Financial Services	1,039	5,217
		5,217
Diversified Financial Services–0.04%
Haci Omer Sabanci Holding	18,863	26,614
		26,614

LVIP BlackRock Scientific Allocation Fund–9

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Diversified Telecommunication Services–0.17%
Telekomunikasi Indonesia Persero	333,700	$ 92,238
True NVDR	65,500	9,840
†Turk Telekomunikasyon	18,110	14,187
		116,265
Electric Utilities–0.13%
CLP Holdings	2,000	23,197
†PGE Polska Grupa Energetyczna	23,042	59,696
Power Grid Corp. of India	3,168	9,050
		91,943
Electrical Equipment–0.02%
Bharat Heavy Electricals	8,943	9,672
Xinjiang Goldwind Science & Technology Class H	3,400	4,903
		14,575
Electronic Equipment, Instruments & Components–0.14%
AU Optronics	38,000	14,008
China Railway Signal & Communication Class H	5,000	3,960
Delta Electronics Thailand NVDR	4,800	10,743
Innolux	203,000	65,996
Kingboard Laminates Holdings	2,000	2,108
		96,815
Food & Staples Retailing–0.03%
†Avenue Supermarts	397	8,423
Clicks Group	150	1,915
Magnit PJSC GDR	276	3,900
Wal-Mart de Mexico	2,700	7,218
		21,456
Food Products–0.15%
Gruma Class B	435	4,455
QL Resources	900	1,517
Uni-President China Holdings	3,000	2,944
Universal Robina	30,300	87,677
Yihai International Holding	1,000	4,455
		101,048
Health Care Equipment & Supplies–0.00%
Top Glove	1,600	1,813
		1,813
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Health Care Providers & Services–0.04%
Netcare	18,643	$ 30,324
		30,324
Hotels, Restaurants & Leisure–0.00%
Alsea	600	1,256
		1,256
Household Durables–0.01%
LG Electronics	98	6,498
		6,498
Household Products–0.03%
Hindustan Unilever	719	17,709
Unilever Indonesia	1,100	3,807
		21,516
Independent Power and Renewable Electricity Producers–0.06%
Datang International Power Generation Class H	16,000	4,286
Gulf Energy Development	1,300	3,912
Huadian Power International Class H	6,000	2,472
Huaneng Power International Class H	58,000	33,707
		44,377
Industrial Conglomerates–0.04%
KOC Holding	5,049	14,621
Turkiye Sise ve Cam Fabrikalari	12,306	12,886
		27,507
Insurance–0.06%
AIA Group	2,800	27,999
China Reinsurance Group Class H	26,000	5,503
HDFC Standard Life Insurance	1,215	6,638
IRB Brasil Resseguros	200	4,648
		44,788
Interactive Media & Services–0.36%
†Baidu ADR	171	28,189
†Just Dial	1,074	9,353
†Sohu.com ADR	185	3,067
Tencent Holdings	4,600	211,544
		252,153
Internet & Direct Marketing Retail–0.23%
†Alibaba Group Holding ADR	707	128,992

LVIP BlackRock Scientific Allocation Fund–10

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Internet & Direct Marketing Retail (continued)
Naspers Class N	128	$ 29,830
		158,822
IT Services–0.17%
HCL Technologies	1,235	19,403
Infosys	2,350	25,220
†Pagseguro Digital Class A	311	9,283
Tata Consultancy Services	1,462	42,255
Tech Mahindra	1,068	11,973
Wipro	3,304	12,159
		120,293
Machinery–0.03%
Sinotruk Hong Kong	1,000	2,134
Yangzijiang Shipbuilding Holdings	16,400	18,212
		20,346
Marine–0.07%
†COSCO SHIPPING Holdings Class H	10,000	4,157
MISC	27,800	45,632
		49,789
Media–0.01%
Megacable Holdings	500	2,319
†MultiChoice Group	128	1,071
		3,390
Metals & Mining–0.32%
Angang Steel Class H	6,000	4,396
China Oriental Group	4,000	2,518
China Zhongwang Holdings	3,600	1,964
Eregli Demir ve Celik Fabrikalari	45,630	74,847
†Kardemir Karabuk Demir Celik Sanayi ve Ticaret Class D	38,478	16,634
†KGHM Polska Miedz	3,811	106,241
Maanshan Iron & Steel Class H	6,000	2,941
MMC Norilsk Nickel PJSC	59	12,318
		221,859
Multiline Retail–0.01%
Magazine Luiza	200	8,773
		8,773
Oil, Gas & Consumable Fuels–0.88%
Banpu NVDR	45,200	23,111
Bharat Petroleum	7,609	43,752
Bukit Asam	6,600	1,950
China Coal Energy Class H	13,000	5,386
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
China Petroleum & Chemical Class H	28,000	$ 22,223
China Shenhua Energy Class H	16,000	36,515
CNOOC	26,000	48,430
Gazprom PJSC	8,320	18,976
Hindustan Petroleum	5,961	24,516
Indian Oil	7,740	18,233
LUKOIL PJSC	462	41,488
MOL Hungarian Oil & Gas	3,648	41,834
Novatek PJSC GDR	97	16,626
Oil & Natural Gas	15,571	35,910
Polski Koncern Naftowy ORLEN	2,781	70,788
Polskie Gornictwo Naftowe i Gazownictwo	9,982	16,279
PTT Exploration & Production NVDR	9,100	35,982
SK Innovation	216	34,170
S-Oil	183	14,445
Surgutneftegas PJSC	7,572	2,870
Tatneft PJSC	1,504	17,315
Tupras Turkiye Petrol Rafinerileri	1,403	31,466
United Tractors	5,200	9,897
		612,162
Paper & Forest Products–0.00%
Indah Kiat Pulp & Paper	3,400	2,057
		2,057
Pharmaceuticals–0.06%
China Traditional Chinese Medicine Holdings	4,000	2,382
Dr Reddy's Laboratories	131	5,265
Guangzhou Baiyunshan Pharmaceutical Holdings Class H	2,000	8,833
Hypera	591	3,909
Sino Biopharmaceutical	19,500	17,821
SSY Group	2,000	1,865
		40,075
Professional Services–0.00%
†51job ADR	39	3,037
		3,037
Real Estate Management & Development–0.45%
Future Land Development Holdings	4,000	4,967
Greentown China Holdings	4,000	4,003
Guangzhou R&F Properties Class H	23,600	51,190

LVIP BlackRock Scientific Allocation Fund–11

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Real Estate Management & Development (continued)
Henderson Land Development	1,210	$ 7,701
Hysan Development	4,000	21,441
Jiayuan International Group	2,000	1,058
Kaisa Group Holdings	4,000	1,818
Kerry Properties	7,500	33,531
KWG Group Holdings	12,000	14,514
Logan Property Holdings	4,000	6,635
Shenzhen Investment	8,000	3,061
Sino-Ocean Group Holding	4,000	1,758
Sun Hung Kai Properties	8,000	137,526
Swire Properties	2,600	11,190
Wheelock & Co.	1,000	7,339
Yuexiu Property	8,000	1,928
Yuzhou Properties	3,000	1,815
		311,475
Semiconductors & Semiconductor Equipment–0.20%
Hua Hong Semiconductor	1,000	2,351
Taiwan Semiconductor Manufacturing	17,000	136,154
		138,505
Specialty Retail–0.01%
Petrobras Distribuidora	800	4,728
Zhongsheng Group Holdings	1,500	3,732
		8,460
Technology Hardware, Storage & Peripherals–0.14%
Inventec	43,000	32,761
Legend Holdings Class H	1,400	3,724
Samsung Electronics	1,585	62,517
		99,002
Textiles, Apparel & Luxury Goods–0.07%
ANTA Sports Products	2,000	13,634
Feng TAY Enterprise	2,000	14,178
Fila Korea	38	2,614
Formosa Taffeta	11,000	13,148
†Li Ning	1,500	2,358
Page Industries	7	2,522
		48,454
Thrifts & Mortgage Finance–0.12%
Housing Development Finance	2,924	83,050
		83,050
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Tobacco–0.01%
British American Tobacco Malaysia	800	$ 7,088
		7,088
Transportation Infrastructure–0.04%
Grupo Aeroportuario del Centro Norte	300	1,691
Shenzhen International Holdings	1,500	3,190
Zhejiang Expressway Class H	22,000	25,254
		30,135
Water Utilities–0.02%
Guangdong Investment	6,000	11,585
		11,585
Wireless Telecommunication Services–0.27%
America Movil	32,363	23,126
China Mobile	13,500	137,758
Mobile TeleSystems PJSC ADR	548	4,143
PLDT	560	12,275
Total Access Communication NVDR	7,000	11,697
		188,999
Total Emerging Markets (Cost $3,570,516)		3,638,756
Total Common Stock (Cost $30,094,959)		32,814,864
PREFERRED STOCKS–0.44%
Banco Bradesco 2.69%	6,350	69,414
Bayerische Motoren Werke 6.05%	97	6,386
Braskem 3.94%	805	10,393
Cia Brasileira de Distribuicao 1.83%	1,632	37,905
Cia Energetica de Sao Paulo 0.14%	7,426	45,709
Itau Unibanco Holding 4.33%	13,097	114,434
Petroleo Brasileiro 3.26%	2,900	20,613
Surgutneftegas PJSC 3.52%	6,712	4,192
Total Preferred Stocks (Cost $301,853)		309,046

LVIP BlackRock Scientific Allocation Fund–12

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=Xinjiang Goldwind Science & Technology 4/19/24	646	$ 254
Total Rights (Cost $0)		254

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.22%
•Fannie Mae Connecticut Avenue Securities
Series 2014-C01 M2 6.89% (LIBOR01M + 4.40%) 1/25/24	100,000	111,936
Series 2014-C02 2M2 5.09% (LIBOR01M + 2.60%) 5/25/24	119,396	123,933
Series 2014-C03 2M2 5.39% (LIBOR01M + 2.90%) 7/25/24	86,982	91,078
Series 2014-C04 1M2 7.39% (LIBOR01M + 4.90%) 11/25/24	45,703	51,298
Series 2017-C01 1M2A 6.04% (LIBOR01M + 3.55%) 7/25/29	120,000	124,388
Series 2017-C02 2M1 3.64% (LIBOR01M + 1.15%) 9/25/29	109,465	109,779
Series 2017-C04 2M1 3.34% (LIBOR01M + 0.85%) 11/25/29	128,919	129,068
Series 2017-C05 1M1 3.04% (LIBOR01M + 0.55%) 1/25/30	76,715	76,668
Series 2017-C06 1M1 3.24% (LIBOR01M + 0.75%) 2/25/30	51,223	51,229
Series 2017-C06 2M1 3.24% (LIBOR01M + 0.75%) 2/25/30	35,946	35,937
Series 2017-C07 2M1 3.14% (LIBOR01M + 0.65%) 5/25/30	155,779	155,682
Series 2018-C03 1M1 3.17% (LIBOR01M + 0.68%) 10/25/30	73,834	73,803
Series 2018-C06 1M1 3.04% (LIBOR01M + 0.55%) 3/25/31	55,556	55,488
Series 2018-C06 2M1 3.04% (LIBOR01M + 0.55%) 3/25/31	45,252	45,187
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.34% (LIBOR01M + 2.85%) 4/25/28	117,369	$ 120,160
Series 2017-DNA1 M1 3.69% (LIBOR01M + 1.20%) 7/25/29	169,893	170,614
Series 2017-DNA3 M1 3.24% (LIBOR01M + 0.75%) 3/25/30	225,099	224,960
Series 2017-HQA2 M1 3.29% (LIBOR01M + 0.80%) 12/25/29	162,292	162,346
Series 2017-HQA3 M1 3.04% (LIBOR01M + 0.55%) 4/25/30	141,306	141,100
•STACR Trust
Series 2018-DNA3 M1 3.24% (LIBOR01M + 0.75%) 9/25/48	120,000	119,861
Series 2018-HRP2 M2 3.74% (LIBOR01M + 1.25%) 2/25/47	80,000	80,217
Total Agency Collateralized Mortgage Obligations (Cost $2,267,497)		2,254,732
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.81%
•Fannie Mae-Aces Series 2017-M4 A2 2.60% 12/25/26	125,000	122,486
♦Freddie Mac Multifamily Structured Pass Through Certificates
Series K056 A2 2.53% 5/25/26	140,000	137,663
Series K057 A2 2.57% 7/25/26	100,000	98,514
Series K062 A2 3.41% 12/25/26	200,000	207,636
Total Agency Commercial Mortgage-Backed Securities (Cost $564,165)		566,299
AGENCY MORTGAGE-BACKED SECURITIES–16.35%
Fannie Mae
3.50% 11/1/51	304,180	309,628
4.00% 2/1/47	56,635	58,515
4.00% 1/1/57	25,369	26,233
4.00% 2/1/57	25,558	26,430
Fannie Mae S.F. 15 yr
4.00% 5/1/33	78,970	81,378
4.00% 6/1/33	34,396	35,431
4.00% 7/1/33	26,208	26,996

LVIP BlackRock Scientific Allocation Fund–13

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
3.00% 3/1/47	23,278	$ 23,207
3.00% 7/1/47	23,275	23,204
3.50% 2/1/45	37,113	37,909
3.50% 3/1/46	30,551	31,230
3.50% 10/1/46	204,267	207,631
3.50% 12/1/46	171,252	174,886
3.50% 1/1/47	153,864	157,145
3.50% 11/1/47	23,008	23,669
3.50% 1/1/48	90,325	92,276
3.50% 2/1/48	935,054	950,615
4.00% 1/1/45	47,081	48,828
4.00% 3/1/45	25,287	26,166
4.00% 6/1/46	121,279	127,103
4.00% 2/1/47	25,602	26,451
4.00% 9/1/47	75,379	78,224
4.00% 10/1/47	97,554	102,263
4.00% 6/1/48	50,566	52,139
4.00% 9/1/48	45,657	47,054
4.00% 12/1/48	49,732	51,218
4.00% 2/1/49	65,916	67,840
4.50% 8/1/41	29,922	31,895
4.50% 2/1/48	1,513,146	1,601,153
4.50% 6/1/48	23,822	25,371
5.00% 2/1/35	4,151	4,465
5.00% 10/1/35	3,343	3,598
5.00% 11/1/35	4,133	4,448
5.00% 4/1/48	333,506	352,416
5.50% 8/1/37	3,676	4,044
5.50% 9/1/41	44,417	48,785
5.50% 1/1/47	117,482	129,079
6.00% 12/1/36	911	1,002
6.00% 2/1/37	2,693	2,969
6.00% 8/1/37	2,916	3,210
6.00% 9/1/37	950	1,048
6.00% 5/1/38	9,538	10,445
6.00% 9/1/38	2,615	2,883
6.00% 11/1/38	2,164	2,387
6.00% 9/1/39	7,908	8,715
6.00% 3/1/40	3,602	3,972
6.00% 7/1/40	12,643	13,949
6.00% 5/1/41	4,566	5,036
6.00% 7/1/41	23,926	26,319
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/49	50,000	49,779
3.50% 4/1/49	49,000	49,664
4.00% 4/10/49	2,165,000	2,226,924
4.50% 4/10/49	8,000	8,335
5.00% 4/1/49	7,000	7,400
5.50% 4/1/49	23,000	24,556
Freddie Mac S.F. 30 yr
3.50% 10/1/42	95,799	97,911
3.50% 7/1/47	28,473	28,938
3.50% 9/1/47	39,717	40,544
3.50% 2/1/48	85,890	87,280
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
3.50% 5/1/48	51,050	$ 51,876
3.50% 4/1/49	50,000	50,716
4.00% 10/1/46	24,646	25,458
4.00% 10/1/47	8,701	8,983
4.00% 1/1/48	69,561	71,795
4.00% 2/1/48	48,194	49,745
4.00% 6/1/48	23,153	24,324
4.00% 12/1/48	172,490	178,257
4.00% 1/1/49	98,815	101,906
4.00% 4/1/49	25,000	25,734
4.50% 5/1/40	89,914	95,989
4.50% 9/1/46	296,052	310,388
5.00% 4/1/48	271,432	287,534
5.00% 7/1/48	45,820	48,496
5.50% 3/1/34	1,115	1,224
5.50% 12/1/34	1,044	1,148
5.50% 4/1/38	4,214	4,618
5.50% 7/1/38	4,125	4,510
6.00% 3/1/36	3,232	3,560
6.00% 9/1/37	2,492	2,743
6.00% 1/1/38	1,233	1,357
6.00% 6/1/38	3,201	3,525
GNMA I S.F. 30 yr
3.50% 6/15/43	23,822	24,460
3.50% 12/15/47	50,897	52,204
GNMA II S.F. 30 yr
3.00% 5/20/45	45,880	46,161
3.00% 2/20/46	26,091	26,315
3.00% 8/20/46	104,292	104,933
3.50% 4/20/45	11,976	12,257
3.50% 11/20/45	45,931	47,066
3.50% 3/20/46	104,334	106,783
3.50% 4/20/46	45,061	46,118
3.50% 6/20/46	182,546	186,831
3.50% 12/20/46	64,264	65,773
3.50% 2/20/47	31,720	32,458
3.50% 3/20/47	104,311	106,740
3.50% 4/20/48	120,375	122,762
4.00% 7/20/47	70,365	72,702
4.00% 3/20/48	106,634	110,142
4.00% 4/20/48	72,125	74,497
4.00% 11/20/48	24,854	25,668
4.50% 4/20/48	130,933	136,032
4.50% 6/20/48	77,277	80,294
4.50% 7/20/48	47,282	49,124
4.50% 12/20/48	28,864	30,084
4.50% 1/20/49	24,906	25,898
5.00% 5/20/47	234,658	247,021
5.00% 5/20/48	163,122	170,954
GNMA II S.F. 30 yr TBA
4.00% 4/17/49	234,000	241,600

LVIP BlackRock Scientific Allocation Fund–14

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
4.50% 4/17/49	14,000	$ 14,541
Total Agency Mortgage-Backed Securities (Cost $11,334,339)		11,435,493
AGENCY OBLIGATIONS–0.19%
Federal Farm Credit Banks 3.13% 2/6/30	30,000	30,751
Federal Home Loan Banks 3.25% 11/16/28	55,000	57,933
Federal National Mortgage Association 6.63% 11/15/30	30,000	41,366
Total Agency Obligations (Cost $124,071)		130,050
CORPORATE BONDS–21.47%
Aerospace & Defense–0.29%
Spirit AeroSystems 3.95% 6/15/23	65,000	66,125
United Technologies
3.65% 8/16/23	100,000	102,703
3.95% 8/16/25	35,000	36,384
		205,212
Agriculture–0.78%
Altria Group
3.88% 9/16/46	25,000	20,568
4.00% 1/31/24	100,000	103,251
BAT Capital 2.30% 8/14/20	95,000	94,045
Philip Morris International
4.25% 11/10/44	50,000	48,635
6.38% 5/16/38	100,000	123,971
Reynolds American 4.00% 6/12/22	150,000	153,269
		543,739
Auto Manufacturers–0.37%
Ford Motor 4.35% 12/8/26	50,000	46,456
General Motors Financial
4.15% 6/19/23	80,000	80,796
4.20% 11/6/21	70,000	71,249
5.25% 3/1/26	5,000	5,165
5.65% 1/17/29	55,000	56,917
		260,583
Banks–4.28%
μBank of America
2.88% 4/24/23	100,000	99,738
3.12% 1/20/23	165,000	165,549
3.50% 5/17/22	100,000	101,203
3.97% 2/7/30	45,000	45,905
4.18% 11/25/27	20,000	20,327
4.27% 7/23/29	45,000	46,895
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of New York Mellon 2.20% 8/16/23	40,000	$ 38,925
Citigroup 2.65% 10/26/20	400,000	399,149
Credit Suisse Group Funding Guernsey 2.75% 3/26/20	400,000	399,576
Goldman Sachs Group
2.88% 2/25/21	200,000	200,160
3.85% 1/26/27	175,000	175,829
6.75% 10/1/37	50,000	61,026
HSBC Holdings
3.40% 3/8/21	200,000	201,837
3.60% 5/25/23	200,000	203,622
μ4.04% 3/13/28	200,000	201,699
Huntington Bancshares 2.30% 1/14/22	35,000	34,488
μJPMorgan Chase & Co.
3.22% 3/1/25	100,000	100,047
3.96% 1/29/27	90,000	93,016
4.26% 2/22/48	95,000	97,511
Mitsubishi UFJ Financial Group 3.46% 3/2/23	100,000	101,426
Morgan Stanley 4.30% 1/27/45	50,000	50,917
Santander UK Group Holdings 2.88% 10/16/20	100,000	99,952
Wells Fargo & Co. 3.75% 1/24/24	50,000	51,483
		2,990,280
Beverages–0.20%
Anheuser-Busch InBev Worldwide 4.38% 4/15/38	35,000	33,646
Keurig Dr Pepper
3.55% 5/25/21	55,000	55,612
5.09% 5/25/48	25,000	25,705
PepsiCo 4.45% 4/14/46	25,000	27,967
		142,930
Biotechnology–0.36%
Celgene
2.25% 8/15/21	100,000	98,459
3.25% 8/15/22	150,000	151,597
		250,056
Building Materials–0.13%
Lennox International 3.00% 11/15/23	35,000	34,351
Masco 3.50% 4/1/21	55,000	55,394
		89,745

LVIP BlackRock Scientific Allocation Fund–15

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.08%
International Flavors & Fragrances 3.40% 9/25/20	55,000	$ 55,351
		55,351
Commercial Services–0.35%
IHS Markit
4.13% 8/1/23	35,000	35,738
4.75% 8/1/28	25,000	26,189
S&P Global 4.40% 2/15/26	100,000	107,618
Total System Services 4.00% 6/1/23	50,000	51,400
Verisk Analytics 4.13% 3/15/29	25,000	25,713
		246,658
Computers–0.98%
Dell International
4.00% 7/15/24	100,000	100,716
5.30% 10/1/29	49,000	49,527
6.02% 6/15/26	80,000	86,118
DXC Technology 4.25% 4/15/24	44,000	44,671
Hewlett Packard Enterprise 3.60% 10/15/20	400,000	403,628
		684,660
Diversified Financial Services–0.65%
American Express 2.50% 8/1/22	50,000	49,438
Brookfield Finance
3.90% 1/25/28	50,000	48,402
4.85% 3/29/29	50,000	51,457
Capital One Financial
2.40% 10/30/20	90,000	89,518
3.45% 4/30/21	53,000	53,662
Intercontinental Exchange 3.75% 9/21/28	30,000	31,155
Mastercard 3.80% 11/21/46	25,000	25,874
National Rural Utilities Cooperative Finance
2.70% 2/15/23	35,000	34,953
2.85% 1/27/25	40,000	39,835
ORIX 2.90% 7/18/22	30,000	30,011
		454,305
Electric–1.90%
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	150,817
Cleveland Electric Illuminating 5.50% 8/15/24	40,000	43,860
Connecticut Light & Power 4.00% 4/1/48	10,000	10,398
Dominion Energy 3.90% 10/1/25	75,000	77,450
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Energy
2.85% 10/1/26	50,000	$ 47,665
3.30% 6/15/22	40,000	40,351
3.70% 8/1/23	40,000	40,972
Duke Energy 2.65% 9/1/26	135,000	128,727
Emera US Finance 3.55% 6/15/26	50,000	49,511
Entergy
2.95% 9/1/26	10,000	9,618
4.00% 7/15/22	35,000	35,974
Entergy Louisiana 4.05% 9/1/23	90,000	94,160
Evergy 4.85% 6/1/21	20,000	20,613
Exelon
3.50% 6/1/22	35,000	35,372
3.95% 6/15/25	35,000	36,262
Indiana Michigan Power 4.55% 3/15/46	15,000	16,053
ITC Holdings 3.25% 6/30/26	15,000	14,696
Kansas City Power & Light 3.65% 8/15/25	65,000	67,039
NextEra Energy Capital Holdings 2.40% 9/15/19	55,000	54,942
Northern States Power 3.60% 9/15/47	25,000	24,456
NV Energy 6.25% 11/15/20	45,000	47,444
PSEG Power 3.85% 6/1/23	100,000	102,603
Public Service Co. of Colorado 4.10% 6/15/48	30,000	31,622
Public Service Co. of New Hampshire 3.50% 11/1/23	30,000	30,990
Southern
2.75% 6/15/20	60,000	60,005
3.25% 7/1/26	55,000	53,924
		1,325,524
Electronics–0.14%
Allegion US Holding 3.20% 10/1/24	100,000	96,782
		96,782
Food–0.17%
McCormick & Co. 2.70% 8/15/22	45,000	44,777
Mondelez International 3.63% 2/13/26	70,000	71,015
		115,792
Forest Products & Paper–0.09%
Georgia-Pacific 8.00% 1/15/24	50,000	61,157
		61,157

LVIP BlackRock Scientific Allocation Fund–16

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.14%
Southern Gas Capital 3.25% 6/15/26	100,000	$ 97,632
		97,632
Health Care Products–1.13%
Baxter International 2.60% 8/15/26	100,000	95,577
Becton Dickinson & Co.
2.40% 6/5/20	40,000	39,721
2.89% 6/6/22	35,000	34,852
3.36% 6/6/24	72,000	72,042
Stryker 3.65% 3/7/28	100,000	102,660
Thermo Fisher Scientific 3.00% 4/15/23	100,000	100,077
Zimmer Biomet Holdings
2.70% 4/1/20	200,000	199,547
3.38% 11/30/21	35,000	35,236
3.70% 3/19/23	30,000	30,290
4.63% 11/30/19	80,000	80,869
		790,871
Health Care Services–0.62%
Anthem 3.35% 12/1/24	95,000	95,715
HCA
4.50% 2/15/27	100,000	102,858
5.00% 3/15/24	20,000	21,227
5.25% 6/15/26	30,000	32,190
5.50% 6/15/47	50,000	53,235
Humana 2.90% 12/15/22	55,000	54,632
UnitedHealth Group
3.10% 3/15/26	50,000	49,986
4.25% 4/15/47	25,000	26,201
		436,044
Insurance–0.34%
Aflac
3.25% 3/17/25	50,000	50,677
4.00% 10/15/46	25,000	24,728
Marsh & McLennan
4.38% 3/15/29	40,000	42,365
4.75% 3/15/39	60,000	65,038
4.90% 3/15/49	50,000	54,824
		237,632
Internet–0.86%
Alibaba Group Holding
2.50% 11/28/19	200,000	199,801
3.40% 12/6/27	200,000	196,303
Booking Holdings 3.60% 6/1/26	108,000	109,855
Expedia Group 3.80% 2/15/28	100,000	96,589
		602,548
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time–0.05%
Royal Caribbean Cruises 2.65% 11/28/20	35,000	$ 34,972
		34,972
Machinery Diversified–0.07%
Roper Technologies
2.80% 12/15/21	25,000	24,930
3.80% 12/15/26	25,000	25,315
		50,245
Media–1.49%
CBS 4.30% 2/15/21	200,000	204,301
Charter Communications Operating
3.58% 7/23/20	100,000	100,745
4.46% 7/23/22	100,000	103,505
4.91% 7/23/25	50,000	52,805
5.05% 3/30/29	50,000	52,732
5.38% 4/1/38	50,000	50,342
Comcast
3.00% 2/1/24	60,000	60,114
4.60% 10/15/38	50,000	53,613
Fox
4.03% 1/25/24	35,000	36,304
4.71% 1/25/29	55,000	59,023
5.58% 1/25/49	75,000	84,533
Time Warner Cable 4.00% 9/1/21	100,000	101,675
Walt Disney 6.40% 12/15/35	25,000	33,206
Warner Media 3.80% 2/15/27	50,000	49,844
		1,042,742
Mining–0.02%
Rio Tinto Finance USA 4.13% 8/21/42	12,000	12,556
		12,556
Miscellaneous Manufacturing–0.14%
Illinois Tool Works 2.65% 11/15/26	100,000	98,649
		98,649
Oil & Gas–0.31%
BP Capital Markets
3.22% 11/28/23	75,000	75,930
3.79% 2/6/24	50,000	51,917
BP Capital Markets America 3.22% 4/14/24	20,000	20,270
Petroleos Mexicanos 6.75% 9/21/47	50,000	46,025
Shell International Finance 4.00% 5/10/46	25,000	26,032
		220,174

LVIP BlackRock Scientific Allocation Fund–17

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.11%
AstraZeneca 4.00% 1/17/29	150,000	$ 157,640
CVS Health 3.35% 3/9/21	80,000	80,640
GlaxoSmithKline Capital 3.38% 6/1/29	100,000	101,060
Halfmoon Parent 3.75% 7/15/23	65,000	66,682
Johnson & Johnson
3.40% 1/15/38	35,000	34,491
3.70% 3/1/46	50,000	50,576
Novartis Capital 4.40% 5/6/44	50,000	55,180
Pfizer 3.00% 12/15/26	50,000	50,099
Shire Acquisitions Investments Ireland 2.40% 9/23/21	50,000	49,406
Zoetis
3.00% 9/12/27	100,000	96,189
3.90% 8/20/28	35,000	35,745
		777,708
Pipelines–1.19%
Enable Midstream Partners 5.00% 5/15/44	20,000	17,990
Energy Transfer Partners / Regency Energy Finance 5.00% 10/1/22	15,000	15,821
Kinder Morgan Energy Partners 3.95% 9/1/22	40,000	41,114
MPLX 4.88% 12/1/24	20,000	21,353
ONEOK
4.00% 7/13/27	75,000	75,217
4.35% 3/15/29	100,000	101,959
5.20% 7/15/48	55,000	56,516
Sabine Pass Liquefaction
5.00% 3/15/27	100,000	106,131
5.63% 2/1/21	100,000	103,899
5.63% 4/15/23	100,000	108,442
5.75% 5/15/24	100,000	110,259
TransCanada PipeLines 4.88% 5/15/48	20,000	20,946
Williams Companies 3.90% 1/15/25	50,000	51,063
		830,710
Real Estate Investment Trusts–1.33%
American Tower
2.25% 1/15/22	100,000	98,521
3.45% 9/15/21	125,000	126,433
3.50% 1/31/23	100,000	101,430
4.00% 6/1/25	105,000	108,181
4.40% 2/15/26	25,000	26,114
CC Holdings GS V 3.85% 4/15/23	50,000	51,222
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Crown Castle International
3.20% 9/1/24	35,000	$ 34,753
3.40% 2/15/21	100,000	100,861
5.25% 1/15/23	55,000	59,056
EPR Properties 4.95% 4/15/28	100,000	104,054
GLP Capital 5.38% 4/15/26	40,000	41,896
Host Hotels & Resorts 3.75% 10/15/23	30,000	30,131
Omega Healthcare Investors 4.50% 4/1/27	50,000	50,195
		932,847
Retail–0.18%
Home Depot 4.25% 4/1/46	35,000	37,082
McDonald's 3.50% 3/1/27	76,000	77,085
Walgreens Boots Alliance 3.80% 11/18/24	10,000	10,197
		124,364
Semiconductors–0.58%
Broadcom
3.00% 1/15/22	40,000	39,825
3.63% 1/15/24	170,000	169,663
Maxim Integrated Products 3.45% 6/15/27	100,000	96,470
QUALCOMM 3.25% 5/20/27	100,000	97,807
		403,765
Software–0.51%
Autodesk 3.50% 6/15/27	65,000	62,961
Fidelity National Information Services 3.00% 8/15/26	33,000	31,647
Microsoft
2.88% 2/6/24	15,000	15,174
4.10% 2/6/37	25,000	27,227
VMware
2.30% 8/21/20	40,000	39,644
2.95% 8/21/22	85,000	84,148
3.90% 8/21/27	103,000	99,115
		359,916
Telecommunications–0.59%
AT&T
4.35% 3/1/29	50,000	51,125
4.45% 4/1/24	40,000	41,878
5.25% 3/1/37	60,000	62,953
Verizon Communications
3.38% 2/15/25	65,000	65,826
4.50% 8/10/33	100,000	105,846
4.86% 8/21/46	50,000	53,350
5.25% 3/16/37	30,000	33,793
		414,771

LVIP BlackRock Scientific Allocation Fund–18

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.04%
Burlington Northern Santa Fe 4.70% 9/1/45	25,000	$ 27,947
		27,947
Total Corporate Bonds (Cost $14,855,801)		15,018,867
MUNICIPAL BONDS–0.32%
Bay Area Toll Authority (Build America Bonds) Series S3 6.91% 10/1/50	45,000	68,923
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	35,000	53,220
New Jersey State Turnpike Authority Revenue (Build America Bonds)
Series A 7.10% 1/1/41	25,000	36,496
Series F 7.41% 1/1/40	15,000	22,557
Oregon State Taxable Pension 5.89% 6/1/27	35,000	41,537
Total Municipal Bonds (Cost $217,245)		222,733
NON-AGENCY ASSET-BACKED SECURITIES–9.65%
AmeriCredit Automobile Receivables Trust Series 2017-3 C 2.69% 6/19/23	220,000	219,408
Avant Loans Funding Trust
Series 2018-A A 3.09% 6/15/21	49,797	49,794
Series 2018-A B 3.95% 12/15/22	150,000	150,754
Series 2018-B A 3.42% 1/18/22	103,967	104,116
Series 2019-A B 3.80% 12/15/22	150,000	150,599
CLUB Credit Trust Series 2017-P2 A 2.61% 1/15/24	76,113	75,795
Conn's Receivables Funding Series 2018-A A 3.25% 1/15/23	56,900	56,983
Consumer Loan Underlying Bond Credit Trust Series 2018-P1 A 3.39% 7/15/25	88,361	88,429
Drive Auto Receivables Trust
Series 2017-3 B 2.30% 5/17/21	13,137	13,134
Series 2017-3 D 3.53% 12/15/23	175,000	175,888
Series 2017-BA D 3.72% 10/17/22	180,000	181,039
Series 2018-1 C 3.22% 3/15/23	320,000	320,811
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust (continued)
Series 2018-1 D 3.81% 5/15/24	150,000	$ 151,213
Series 2018-2 B 3.22% 4/15/22	150,000	150,164
Series 2018-2 C 3.63% 8/15/24	200,000	201,319
Series 2018-2 D 4.14% 8/15/24	80,000	81,328
Series 2018-3 B 3.37% 9/15/22	20,000	20,057
Series 2018-3 C 3.72% 9/16/24	110,000	111,013
Series 2018-3 D 4.30% 9/16/24	60,000	61,207
Series 2018-4 C 3.66% 11/15/24	175,000	176,320
Series 2018-4 D 4.09% 1/15/26	30,000	30,508
Series 2018-5 C 3.99% 1/15/25	100,000	102,093
Series 2019-1 B 3.41% 6/15/23	200,000	201,492
Series 2019-1 C 3.78% 4/15/25	90,000	91,318
Series 2019-1 D 4.09% 6/15/26	105,000	107,214
Series 2019-2 C 3.42% 6/16/25	180,000	181,172
DT Auto Owner Trust Series 2015-3A D 4.53% 10/17/22	34,575	34,776
Enva Series 2018-A A 4.20% 5/20/26	109,080	109,238
Exeter Automobile Receivables Trust
3.45% 2/15/23	200,000	201,451
Series 2018-1A D 3.53% 11/15/23	110,000	110,796
Flagship Credit Auto Trust Series 2016-4 B 2.41% 10/15/21	100,000	99,775
Ford Credit Auto Owner Trust Series 2018-1 A 3.19% 7/15/31	100,000	100,069
Marlette Funding Trust
Series 2017-1A A 2.83% 3/15/24	2,487	2,487
Series 2017-2A A 2.39% 7/15/24	3,641	3,641
Series 2017-3A A 2.36% 12/15/24	50,958	50,886
Series 2018-3A A 3.20% 9/15/28	73,841	73,879
Series 2018-4A A 3.71% 12/15/28	84,055	84,643
Series 2019-1A A 3.44% 4/16/29	150,000	150,481

LVIP BlackRock Scientific Allocation Fund–19

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Prosper Marketplace Issuance Trust
Series 2018-1A A 3.11% 6/17/24	35,831	$ 35,843
Series 2019-1A A 3.54% 4/15/25	94,686	94,814
Santander Drive Auto Receivables Trust
Series 2015-2 D 3.02% 4/15/21	150,000	150,076
Series 2016-3 D 2.80% 8/15/22	150,000	149,849
Series 2017-2 C 2.79% 8/15/22	210,000	210,032
Series 2017-2 D 3.49% 7/17/23	100,000	100,513
Series 2018-5 D 4.19% 12/16/24	130,000	132,592
SoFi Consumer Loan Program
Series 2016-2A A 3.09% 10/27/25	41,013	41,011
Series 2017-1 A 3.28% 1/26/26	75,297	75,554
Series 2017-4 A 2.50% 5/26/26	79,444	78,862
Series 2017-6 A1 2.20% 11/25/26	37,060	36,959
Series 2017-6 A2 2.82% 11/25/26	100,000	99,592
Series 2018-1 A1 2.55% 2/25/27	66,953	66,776
Series 2018-1 A2 3.14% 2/25/27	170,000	170,299
Series 2018-3 A1 3.20% 8/25/27	60,097	60,138
Tesla Auto Lease Trust Series 2018-A B 2.75% 2/20/20	120,000	119,837
Trafigura Securitisation Series 2017-1A A1 3.33% (LIBOR01M + 0.85%) 12/15/20	210,000	210,805
Upgrade Receivables Trust Series 2018-1A A 3.76% 11/15/24	148,064	148,465
Westlake Automobile Receivables Trust
Series 2017-1A D 3.46% 10/17/22	100,000	100,067
Series 2018-2A B 3.20% 1/16/24	35,000	35,112
Series 2018-3A B 3.32% 10/16/23	150,000	150,472
Series 2018-3A C 3.61% 10/16/23	165,000	166,463
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust (continued)
Series 2018-3A D 4.00% 10/16/23	40,000	$ 40,631
Total Non-Agency Asset-Backed Securities (Cost $6,721,268)		6,750,052
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.20%
•Connecticut Avenue Securities Trust Series 2019-R02 1M1 3.34% (LIBOR01M + 0.85%) 8/25/31	139,025	139,122
Total Non-Agency Collateralized Mortgage Obligation (Cost $139,026)		139,122
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.53%
Citigroup Commercial Mortgage Trust Series 2015-GC35 A4 3.82% 11/10/48	40,000	41,745
Csail Commercial Mortgage Trust
Series 2015-C2 A4 3.50% 6/15/57	100,000	102,283
•Series 2017-CX10 A5 3.46% 11/15/50	30,000	30,366
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 A4 2.63% 8/15/49	40,000	38,696
JPM-BB Commercial Mortgage Securities Trust
•Series 2013-C14 AS 4.41% 8/15/46	40,000	41,962
Series 2013-C17 A4 4.20% 1/15/47	75,000	79,214
Series 2014-C22 A4 3.80% 9/15/47	100,000	103,906
Series 2015-C33 A4 3.77% 12/15/48	50,000	51,966
Series 2016-C1 A5 3.58% 3/15/49	30,000	30,829
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27 A4 3.75% 12/15/47	50,000	51,925
Series 2016-C28 A4 3.54% 1/15/49	60,000	61,462
Morgan Stanley Capital I Trust Series 2012-C4 AS 3.77% 3/15/45	70,000	71,165

LVIP BlackRock Scientific Allocation Fund–20

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Mortgage Trust Series 2012-CR3 AM 3.42% 10/15/45	50,000	50,333
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16 A5 3.82% 8/15/50	100,000	$ 104,148
Series 2015-C26 AS 3.58% 2/15/48	30,000	30,377
Series 2018-C44 A5 4.21% 5/15/51	40,000	42,946
WF -RBS Commercial Mortgage Trust Series 2013-C12 A4 3.20% 3/15/48	10,000	10,118
WFRBS Commercial Mortgage Trust
Series 2013-C14 A5 3.34% 6/15/46	20,000	20,363
•Series 2013-C18 A5 4.16% 12/15/46	50,000	52,675
•Series 2013-UBS1 A4 4.08% 3/15/46	50,000	52,624
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $948,229)		1,069,103
SOVEREIGN BONDS–0.71%
COLOMBIA–0.30%
ΔColombia Government International Bond 4.50% 1/28/26	200,000	211,175
		211,175
	Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
MEXICO–0.29%
ΔMexico Government International Bond 4.15% 3/28/27	200,000	$ 203,640
		203,640
URUGUAY–0.12%
ΔUruguay Government International Bond
4.38% 10/27/27	50,000	52,756
4.38% 1/23/31	30,000	31,478
		84,234
Total Sovereign Bonds (Cost $498,331)		499,049

	Number of Shares
MONEY MARKET FUND–0.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.39%)	590,465	590,465
Total Money Market Fund (Cost $590,465)		590,465

TOTAL INVESTMENTS–102.66% (Cost $68,657,249)	71,800,129
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.66%)	(1,859,296)
NET ASSETS APPLICABLE TO 5,595,496 SHARES OUTSTANDING–100.00%	$69,940,833

† Non-income producing.
§ Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
× Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
LVIP BlackRock Scientific Allocation Fund–21

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.
Δ Securities have been classified by country of origin.

The following futures contracts and swap contracts were outstanding at March 31, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(3)	U.S. Treasury 10 yr Notes	$(372,656)	$(369,558)	6/19/19	$—	$(3,098)
(3)	U.S. Treasury 2 yr Notes	(639,281)	(636,512)	6/28/19	—	(2,769)
(9)	U.S. Treasury 5 yr Notes	(1,042,453)	(1,046,130)	6/28/19	3,677	—
6	U.S. Treasury Long Bonds	897,937	863,399	6/19/19	34,538	—
21	U.S. Treasury Ultra Bonds	3,528,000	3,431,584	6/19/19	96,417	—
					134,632	(5,867)
Equity Contracts:
1	E-mini MSCI Emerging Markets Index	52,870	52,621	6/21/19	249	—
2	E-mini S&P 500 Index	283,780	283,442	6/21/19	338	—
2	Euro STOXX 50 Index	73,407	72,469	6/21/19	938	—
1	Yen Denominated Nikkei 225 Index	95,912	97,017	6/13/19	—	(1,105)
					1,525	(1,105)
Total Futures Contracts					$136,157	$(6,972)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid	Termination Date	Value	Unrealized Depreciation[1]
Centrally Cleared:
Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at maturity[3]	740,000	1.94%	2/7/24	$(2,368)	$(2,380)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2019.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Upfront premium paid of $12.

Summary of Abbreviations:
ADR–American Depositary Receipt
BB–Barclays Bank
CPI-U–Consumer Price Index for All Urban Consumers
GDR–Global Depository Receipt
GNMA–Government National Mortgage Association
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSCI–Morgan Stanley Capital International
LVIP BlackRock Scientific Allocation Fund–22

LVIP BlackRock Scientific Allocation Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
RBS–Royal Bank of Scotland
S&P–Standard & Poor’s
S.F.–Single Family
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP BlackRock Scientific Allocation Fund–23

LVIP BlackRock Scientific Allocation Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Scientific Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP BlackRock Scientific Allocation Fund–24

LVIP BlackRock Scientific Allocation Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
U.S. Markets
Aerospace & Defense	$260,295	$—	$—	$260,295
Auto Components	9,118	—	—	9,118
Banks	1,759,614	—	—	1,759,614
Beverages	146,099	—	—	146,099
Biotechnology	499,376	—	—	499,376
Building Products	56,725	—	—	56,725
Capital Markets	475,095	—	—	475,095
Chemicals	18,653	—	—	18,653
Commercial Services & Supplies	14,008	—	—	14,008
Communications Equipment	103,234	—	—	103,234
Consumer Finance	459,829	—	—	459,829
Containers & Packaging	182,316	4,052	—	186,368
Diversified Consumer Services	38,472	—	—	38,472
Diversified Telecommunication Services	51,975	—	—	51,975
Electric Utilities	154,771	—	—	154,771
Electrical Equipment	185,716	—	—	185,716
Electronic Equipment, Instruments & Components	87,766	—	—	87,766
Energy Equipment & Services	36,391	—	—	36,391
Entertainment	51,216	—	—	51,216
Equity Real Estate Investment Trusts	748,480	—	—	748,480
Food & Staples Retailing	66,346	—	—	66,346
Food Products	220,498	—	—	220,498
Gas Utilities	73,801	—	—	73,801
Health Care Equipment & Supplies	492,365	—	—	492,365
Health Care Providers & Services	686,372	—	—	686,372
Health Care Technology	62,464	—	—	62,464
Hotels, Restaurants & Leisure	422,817	73,845	—	496,662
Household Durables	4,577	—	—	4,577
Insurance	914,903	—	—	914,903
Interactive Media & Services	579,614	—	—	579,614
Internet & Direct Marketing Retail	683,808	—	—	683,808
IT Services	1,293,280	—	—	1,293,280
Leisure Products	6,493	—	—	6,493
Life Sciences Tools & Services	176,754	—	—	176,754
Machinery	348,008	—	—	348,008
Media	630,383	—	—	630,383
Metals & Mining	23,220	—	—	23,220
Multiline Retail	372,317	—	—	372,317
Multi-Utilities	237,673	—	—	237,673
Oil, Gas & Consumable Fuels	982,194	—	—	982,194
Personal Products	119,428	—	—	119,428
Pharmaceuticals	767,163	—	—	767,163
Professional Services	37,525	—	—	37,525
Road & Rail	144,804	—	—	144,804
Semiconductors & Semiconductor Equipment	417,117	—	—	417,117
Software	1,378,692	—	—	1,378,692
Specialty Retail	179,582	—	—	179,582
Technology Hardware, Storage & Peripherals	735,571	—	—	735,571
Textiles, Apparel & Luxury Goods	404,554	—	—	404,554
Tobacco	177,310	—	—	177,310
Trading Companies & Distributors	11,743	—	—	11,743
Transportation Infrastructure	11,335	—	—	11,335
Wireless Telecommunication Services	9,987	—	—	9,987
LVIP BlackRock Scientific Allocation Fund–25

LVIP BlackRock Scientific Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets
Aerospace & Defense	$—	$179,278	$—	$179,278
Airlines	—	128,154	—	128,154
Auto Components	—	151,192	—	151,192
Automobiles	—	154,177	—	154,177
Banks	316,080	476,126	—	792,206
Beverages	—	504,724	—	504,724
Biotechnology	—	70,190	—	70,190
Building Products	—	52,725	—	52,725
Capital Markets	1,505	130,271	—	131,776
Chemicals	—	453,308	—	453,308
Commercial Services & Supplies	—	33,918	—	33,918
Construction & Engineering	3,388	221,585	—	224,973
Construction Materials	—	13,690	—	13,690
Consumer Finance	—	67,349	—	67,349
Distributors	—	7,545	—	7,545
Diversified Financial Services	—	4,358	—	4,358
Diversified Telecommunication Services	273,177	533,489	—	806,666
Electric Utilities	62,467	230,092	—	292,559
Electrical Equipment	—	22,212	—	22,212
Electronic Equipment, Instruments & Components	—	22,206	—	22,206
Energy Equipment & Services	—	55,104	—	55,104
Equity Real Estate Investment Trusts	—	4,973	—	4,973
Food & Staples Retailing	22,267	298,617	—	320,884
Food Products	—	422,222	—	422,222
Gas Utilities	—	1,573	—	1,573
Health Care Equipment & Supplies	—	56,651	—	56,651
Health Care Providers & Services	—	16,096	—	16,096
Hotels, Restaurants & Leisure	11,125	160,239	—	171,364
Household Durables	—	24,554	—	24,554
Household Products	—	14,640	—	14,640
Independent Power and Renewable Electricity Producers	12,097	—	—	12,097
Industrial Conglomerates	—	72,376	—	72,376
Insurance	174,221	289,133	—	463,354
Interactive Media & Services	—	12,833	—	12,833
Internet & Direct Marketing Retail	—	5,993	—	5,993
IT Services	16,674	151,104	—	167,778
Life Sciences Tools & Services	—	17,679	—	17,679
Machinery	—	173,531	—	173,531
Media	11,522	63,981	—	75,503
Metals & Mining	20,948	420,281	—	441,229
Multiline Retail	—	29,082	—	29,082
Multi-Utilities	—	134,415	—	134,415
Oil, Gas & Consumable Fuels	197,024	402,239	—	599,263
Paper & Forest Products	—	78,417	—	78,417
Personal Products	—	347,209	—	347,209
Pharmaceuticals	25,368	1,123,431	—	1,148,799
Professional Services	11,893	324,489	—	336,382
Real Estate Management & Development	—	67,551	—	67,551
Road & Rail	8,595	122,449	—	131,044
Semiconductors & Semiconductor Equipment	—	121,970	—	121,970
Software	34,658	231,122	—	265,780
Specialty Retail	—	12,373	—	12,373
Technology Hardware, Storage & Peripherals	—	114,125	—	114,125
Textiles, Apparel & Luxury Goods	20,878	377,817	—	398,695
Tobacco	—	395,726	—	395,726
Trading Companies & Distributors	—	74,928	—	74,928
LVIP BlackRock Scientific Allocation Fund–26

LVIP BlackRock Scientific Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Common Stock (continued)
Developed Markets (continued)
Wireless Telecommunication Services	$—	$186,965	$—	$186,965
Emerging Markets
Air Freight & Logistics	—	1,720	—	1,720
Airlines	—	8,516	—	8,516
Auto Components	—	6,429	—	6,429
Automobiles	—	37,751	—	37,751
Banks	22,006	145,503	—	167,509
Beverages	39,116	2,563	—	41,679
Biotechnology	—	14,551	—	14,551
Capital Markets	—	33,926	—	33,926
Chemicals	—	37,840	—	37,840
Construction & Engineering	—	158,833	—	158,833
Construction Materials	7,828	50,653	—	58,481
Consumer Finance	—	5,217	—	5,217
Diversified Financial Services	—	26,614	—	26,614
Diversified Telecommunication Services	—	116,265	—	116,265
Electric Utilities	—	91,943	—	91,943
Electrical Equipment	—	14,575	—	14,575
Electronic Equipment, Instruments & Components	—	96,815	—	96,815
Food & Staples Retailing	9,133	12,323	—	21,456
Food Products	4,455	96,593	—	101,048
Health Care Equipment & Supplies	—	1,813	—	1,813
Health Care Providers & Services	—	30,324	—	30,324
Hotels, Restaurants & Leisure	1,256	—	—	1,256
Household Durables	—	6,498	—	6,498
Household Products	—	21,516	—	21,516
Independent Power and Renewable Electricity Producers	3,912	40,465	—	44,377
Industrial Conglomerates	—	27,507	—	27,507
Insurance	4,648	40,140	—	44,788
Interactive Media & Services	31,256	220,897	—	252,153
Internet & Direct Marketing Retail	128,992	29,830	—	158,822
IT Services	9,283	111,010	—	120,293
Machinery	—	20,346	—	20,346
Marine	—	49,789	—	49,789
Media	3,390	—	—	3,390
Metals & Mining	—	221,859	—	221,859
Multiline Retail	8,773	—	—	8,773
Oil, Gas & Consumable Fuels	16,626	595,536	—	612,162
Paper & Forest Products	—	2,057	—	2,057
Pharmaceuticals	3,909	36,166	—	40,075
Professional Services	3,037	—	—	3,037
Real Estate Management & Development	—	311,475	—	311,475
Semiconductors & Semiconductor Equipment	—	138,505	—	138,505
Specialty Retail	4,728	3,732	—	8,460
Technology Hardware, Storage & Peripherals	—	99,002	—	99,002
Textiles, Apparel & Luxury Goods	—	48,454	—	48,454
Thrifts & Mortgage Finance	—	83,050	—	83,050
Tobacco	—	7,088	—	7,088
Transportation Infrastructure	1,691	28,444	—	30,135
Water Utilities	—	11,585	—	11,585
Wireless Telecommunication Services	27,269	161,730	—	188,999
Preferred Stocks	302,660	6,386	—	309,046
Rights	—	—	254	254
Agency Collateralized Mortgage Obligations	—	2,254,732	—	2,254,732
Agency Commercial Mortgage-Backed Securities	—	566,299	—	566,299
Agency Mortgage-Backed Securities	—	11,435,493	—	11,435,493
LVIP BlackRock Scientific Allocation Fund–27

LVIP BlackRock Scientific Allocation Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Agency Obligations	$—	$130,050	$—	$130,050
Corporate Bonds	—	15,018,867	—	15,018,867
Municipal Bonds	—	222,733	—	222,733
Non-Agency Asset-Backed Securities	—	6,750,052	—	6,750,052
Non-Agency Collateralized Mortgage Obligation	—	139,122	—	139,122
Non-Agency Commercial Mortgage-Backed Securities	—	1,069,103	—	1,069,103
Sovereign Bonds	—	499,049	—	499,049
Money Market Fund	590,465	—	—	590,465
Total Investments	$20,460,167	$51,339,708	$254	$71,800,129
Derivatives:

Assets:
Futures Contracts	$136,157	$—	$—	$136,157
Liabilities:
Futures Contracts	$(6,972)	$—	$—	$(6,972)
Swap Contract	$—	$(2,380)	$—	$(2,380)
During the period ended March 31, 2019, transfers out of Level 3 investments into Level 2 investments were made in the amount of $27,911 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
4. Subsequent Events
At a meeting held March 4-5, 2019, the Fund's Board approved a proposal to change the Fund's name. Effective May 1, 2019, the Fund's name changed to LVIP BlackRock Advantage Allocation Fund.
LVIP BlackRock Scientific Allocation Fund–28